Long-Term Debt (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Nov. 30, 2013 USD ($)	May. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)
Credit Suisse AG
Debt Instrument [Line Items]
Line of credit facility issuance date	Nov. 13, 2014
Line of credit facility maximum borrowing capacity	$ 126,000
Payment terms	Each advance of the facility is repayable in 20 equal quarterly installments of $2,626 each with a final balloon payment of $73,481 to be repaid on the last repayment date. The repayment of each advance starts three months after the completion of the IPO. It bears interest at a rate of LIBOR plus 300 bps.
Frequency of periodic payments	quarterly
Number of quarterly repayment installments	20
Number of loan tranches	4
Quarterly installment	$ 2,626
Balloon payment on the last repayment date	$ 73,481
Interest rate description	LIBOR
Interest rate percentage	3.00%
Weighted average interest rate	3.23%
2017 Notes
Debt Instrument [Line Items]
Debt instrument face amount				$ 400,000
Fixed rate				8.625%
2017 Notes Addition
Debt Instrument [Line Items]
Debt instrument face amount			$ 105,000
Sale of Ship mortgage Notes
Debt Instrument [Line Items]
Debt instrument face amount		$ 610,000
Fixed rate		8.125%
Tranche 1 | Credit Suisse AG
Debt Instrument [Line Items]
Amount of each tranch	$ 17,000
Tranche 2 | Credit Suisse AG
Debt Instrument [Line Items]
Amount of each tranch	17,000
Tranche 3 | Credit Suisse AG
Debt Instrument [Line Items]
Amount of each tranch	44,500
Tranche 4 | Credit Suisse AG
Debt Instrument [Line Items]
Amount of each tranch	$ 47,500